DEFERRED TAX ASSETS/(LIABILITIES) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Deferred tax assets	¥ 496,920		¥ 366,348	¥ 273,022
Less: Offsetting of deferred tax liabilities	(73,966)		(75,098)
Deferred tax assets (net)	422,954	$ 64,821	291,250
Deferred tax liabilities	(132,879)		(136,503)	¥ (139,625)
Less: Offsetting of deferred tax assets	73,966		75,098
Deferred tax liabilities (net)	(58,913)	$ (9,029)	(61,405)
Deferred tax assets/(liabilities)	¥ 364,041		¥ 229,845

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.